Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Analysis of other assets
An analysis of other assets is as follows:

	June 30, 2013	December 31, 2012
	(millions)
Other current assets
Prepayments and accrued income	$75	$61
Income tax receivable	32	50
Derivatives	26	14
Debt issuance costs	3	3
Other	71	53
Total other current assets	$207	$181
Other non-current assets
Deferred compensation plan assets	$97	$97
Derivatives	17	17
Prepayments and accrued income	21	24
Debt issuance costs	11	12
Other receivables	59	56
Total other non-current assets	$205	$206
Total other assets	$412	$387

	December 31,
	2012	2011
	(millions)
Other current assets
Unamortized cash retention awards	$7	$120
Prepayments and accrued income	61	45
Income taxes receivable	50	30
Derivatives	14	14
Debt issuance costs	3	3
Other receivables	46	47
Total other current assets	$181	$259
Other non-current assets
Unamortized cash retention awards	$2	$76
Prepayments and accrued income	24	45
Deferred compensation plan assets	97	89
Derivatives	17	38
Debt issuance costs	12	15
Other receivables	54	20
Total other non-current assets	$206	$283
Total other assets	$387	$542